[LOGO] FIRST AMERICAN FUNDS(TM)                       2002
                                                      SEMIANNUAL
                                                      REPORT





                                     ASSET ALLOCATION
                                                FUNDS





"Integrity and Firmness is All I Can Promise; These, be the Voyage Long or Short, Never Shall Forsake Me."

   _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME.
THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE-MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS.
WE HAVE A WIDE ARRAY OF OPTIONS--MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.


     OUR FUND FAMILY

  *  HIGHER RISK AND RETURN POTENTIAL
  |
  |  SECTOR FUNDS
  |  INTERNATIONAL FUNDS
  |  SMALL CAP FUNDS
  |  MID CAP FUNDS
  |  LARGE CAP FUNDS
  |  INDEX FUNDS
  |  GROWTH & INCOME FUNDS
> |  ASSET ALLOCATION FUNDS
  |    [] AGGRESSIVE ALLOCATION FUND
  |    [] GLOBAL GROWTH ALLOCATION FUND
  |    [] GROWTH ALLOCATION FUND
  |    [] GROWTH & INCOME ALLOCATION FUND
  |    [] INCOME ALLOCATION FUND
  |  INCOME FUNDS
  |  TAX FREE INCOME FUNDS
  |  MONEY MARKET FUNDS
  |
  *  LOWER RISK AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                     1
Schedule of Investments                     2
Statements of Assets and Liabilities        6
Statements of Operations                    7
Statements of Changes in Net Assets         8
Financial Highlights                       10
Notes to Financial Statements              14


Our merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.


ASSET ALLOCATION FUNDS ARE COMPRISED OF HOLDINGS IN SEVERAL DIFFERENT FIRST AMERICAN FUNDS, WHICH MAY INCLUDE SMALL-CAP, MID-CAP, LARGE-CAP, MONEY MARKET, HIGH-YIELD, INTERNATIONAL, AND/OR SECTOR FUNDS. THE INVESTMENT ADVISOR ALLOCATES AND REALLOCATES THE FUNDS' ASSETS AMONG THE UNDERLYING FIRST AMERICAN FUNDS WITHIN RANGES DESIGNED TO MEET THE INVESTMENT OBJECTIVES. SEE THE FUNDS' PROSPECTUS FOR AN ILLUSTRATION OF THESE RANGES AND SPECIAL RISKS WHICH MAY BE ASSOCIATED WITH THE UNDERLYING FUNDS. MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.


--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  April 15, 2002


DEAR SHAREHOLDERS:

On behalf of the board of directors and the entire staff of U.S. Bancorp Asset Management, Inc., thank you for your continued trust as we manage your investments. This company has grown to be a leading investment manager, as evidenced by the increasing prominence of the First American Funds family. To best serve our shareholders, we have strengthened our portfolio management team by aligning the resources they need to deliver careful investment selection and help attain our goal of superior long-term performance. We have also strengthened our ties with our partners, the financial professionals who serve your investment needs. Your continued support is our most valuable asset, and we take very seriously our commitment to providing you with a rewarding investment experience.

RECOVERY AND RENEWAL

The past six months marked a period of recovery and renewal for Americans. At the beginning of October, most of us were still reeling from the tragic events of September 11. The nation was in a state of high alert, and preparations were underway for a response in Afghanistan. The U.S. economy was in the midst of what would turn out to be a mild recession. If there were ever a time for financial markets to struggle due to the uncertainty of what lies ahead, this certainly was the time.

But any sense of pessimism and fear quickly evolved into one of firm resolve. Americans appeared determined to do whatever was necessary to get back on track. On the back of strong fiscal and monetary policy, we saw the U.S. economy begin to quickly recover. This helped propel the equity markets to a solid rebound during the last three months of 2001. This situation changed a bit as we moved into 2002, with stocks struggling in the early weeks of the new year. In particular, there were growing concerns related to the Enron scandal. The fallout from this troubled company was felt by other firms, and the net result was a short-term negative impact on the stock market. Toward the end of February and into March, the situation stabilized a bit, and stocks managed to recover some lost ground. Still, the markets remained quite volatile, and growing tensions in the Middle East certainly contributed to this.

The bond market also underwent a transformation during the six-month period. In the initial weeks after September 11, interest rates continued to decline, boosting bond values. The situation changed in November, and rates on longer-term bonds began to rise, even though the Federal Reserve continued to cut short-term interest rates in an effort to bolster the economy. Fixed-income markets stabilized again in January and February, but in March, as more positive economic news was delivered, rates climbed higher once again. As the period came to an end, it appeared that the U.S. economy was getting back on track, although the recovery was not dramatic (consistent with a rather mild recession). Positive economic news, combined with a continued environment of modest inflation, was seen as welcome news to most investors.

MONITORING YOUR PORTFOLIO

You can find more details about the specific performance of your individual fund holdings within the pages of this report, related to the first six months of the fiscal year (October 1, 2001, through March 31, 2002). Please take a few moments to review this information at your convenience.

Most importantly, be sure your portfolio continues to meet your investment objectives. In today's volatile and often uncertain market environment, it is easy to lose track of your long-term goals in the fog of short-term market swings. More than ever, a well-diversified portfolio suited to your investment objectives and risk tolerance is critical to your long-term success. I encourage you to talk to your financial professional if you feel it is an appropriate time to review your existing holdings and the progress you are making toward reaching your goals.

Thank you again for placing your trust in the First American family of funds. We look forward to helping you make your investment goals a reality.


Sincerely,



/s/ Virginia L. Stringer     /s/ Tom S. Schreier        /s/ Mark Jordahl

VIRGINIA L. STRINGER         TOM S. SCHREIER            MARK JORDAHL
CHAIRPERSON OF THE BOARD     PRESIDENT                  CHIEF INVESTMENT OFFICER
FIRST AMERICAN STRATEGY      FIRST AMERICAN STRATEGY    U.S. BANCORP ASSET
FUNDS, INC.                  FUNDS, INC.                MANAGEMENT, INC.


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     1)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

AGGRESSIVE ALLOCATION FUND

DESCRIPTION                                           SHARES     VALUE (000)
----------------------------------------------------------------------------
EQUITY FUNDS - 89.4%
First American Investment Funds, Inc. (A)
   Emerging Markets Fund*                            586,190         $ 4,766
   Equity Index Fund                                 582,502          12,512
   International Fund                              1,249,574          11,933
   Large Cap Growth Fund*                          1,421,099          14,438
   Large Cap Value Fund                            1,058,415          18,586
   Mid Cap Growth Fund*                            1,268,994           8,452
   Mid Cap Value Fund                                542,261           9,072
   Small Cap Growth Fund*                            206,229           2,681
   Small Cap Value Fund                              223,437           3,327
                                                                     -------
TOTAL EQUITY FUNDS                                                    85,767
                                                                     -------
FIXED INCOME FUNDS - 9.3%
First American Investment Funds, Inc. (A)
   Fixed Income Fund                                 623,632           6,841
   High Yield Bond Fund                              105,230             948
   Strategic Income Fund                             127,613           1,103
                                                                     -------
TOTAL FIXED INCOME FUNDS                                               8,892
                                                                     -------
MONEY MARKET FUND - 1.2%
First American Funds, Inc. (A)
   Prime Obligations Fund                          1,167,666           1,168
                                                                     -------
TOTAL MONEY MARKET FUND                                                1,168
                                                                     -------
TOTAL INVESTMENTS - 99.9%
   (Cost $118,703)                                                    95,827
                                                                     -------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                  87
                                                                     -------
TOTAL NET ASSETS - 100.0%                                            $95,914
                                                                     -------

*Non-income producing security
(A) Investments in these Funds are made in the Y Share Class.


GLOBAL GROWTH ALLOCATION FUND

DESCRIPTION                                           SHARES     VALUE (000)
----------------------------------------------------------------------------
EQUITY FUNDS - 99.3%
First American Investment Funds, Inc. (A)
   Emerging Markets Fund*                            195,192         $ 1,587
   Equity Index Fund                                 384,253           8,254
   International Fund                              1,440,719          13,759
   Large Cap Growth Fund*                            307,781           3,127
   Large Cap Value Fund                              242,209           4,253
   Mid Cap Growth Fund*                              133,453             889
   Mid Cap Value Fund                                 53,663             898
   Small Cap Growth Fund*                             29,192             379
   Small Cap Value Fund                               26,190             390
                                                                     -------
TOTAL EQUITY FUNDS                                                    33,536
                                                                     -------
MONEY MARKET FUND - 0.5%
First American Funds, Inc. (A)
   Prime Obligations Fund                            184,548             184
                                                                     -------
TOTAL MONEY MARKET FUND                                                  184
                                                                     -------
TOTAL INVESTMENTS - 99.8%
   (Cost $38,257)                                                     33,720
                                                                     -------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                  60
                                                                     -------
TOTAL NET ASSETS - 100.0%                                            $33,780
                                                                     -------

*Non-income producing security
(A) Investments in these Funds are made in the Y Share Class.


The accompanying notes are an integral part of the financial statements.

(2     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

GROWTH ALLOCATION FUND

DESCRIPTION                                           SHARES     VALUE (000)
----------------------------------------------------------------------------
EQUITY FUNDS - 74.8%
First American Investment Funds, Inc. (A)
   Emerging Markets Fund*                            298,337        $  2,426
   Equity Index Fund                                 814,000          17,485
   International Fund                              1,139,749          10,885
   Large Cap Growth Fund*                          1,965,375          19,968
   Large Cap Value Fund                            1,539,072          27,026
   Mid Cap Growth Fund*                            1,578,162          10,511
   Mid Cap Value Fund                                670,605          11,219
   Small Cap Growth Fund*                            205,834           2,676
   Small Cap Value Fund                              202,245           3,011
                                                                    --------
TOTAL EQUITY FUNDS                                                   105,207
                                                                    --------
FIXED INCOME FUNDS - 24.3%
First American Investment Funds, Inc. (A)
   Fixed Income Fund                               2,465,470          27,046
   High Yield Bond Fund                              230,547           2,077
   Strategic Income Fund                             574,880           4,967
                                                                    --------
TOTAL FIXED INCOME FUNDS                                              34,090
                                                                    --------
MONEY MARKET FUND - 0.9%
First American Funds, Inc. (A)
   Prime Obligations Fund                          1,230,372           1,230
                                                                    --------
TOTAL MONEY MARKET FUND                                                1,230
                                                                    --------
TOTAL INVESTMENTS - 100.0%
   (Cost $162,608)                                                   140,527
                                                                    --------
OTHER ASSETS AND LIABILITIES, NET - 0.0%                                  28
                                                                    --------
TOTAL NET ASSETS - 100.0%                                           $140,555
                                                                    --------

*Non-income producing security
(A) Investments in these Funds are made in the Y Share Class.


GROWTH & INCOME ALLOCATION FUND

DESCRIPTION                                           SHARES     VALUE (000)
----------------------------------------------------------------------------
EQUITY FUNDS - 60.1%
First American Investment Funds, Inc. (A)
   Emerging Markets Fund*                            331,802        $  2,697
   Equity Index Fund                               1,414,357          30,380
   International Fund                                954,466           9,115
   Large Cap Growth Fund*                          2,654,158          26,966
   Large Cap Value Fund                            2,066,549          36,289
   Mid Cap Growth Fund*                            1,500,837           9,996
   Mid Cap Value Fund                                638,468          10,681
   Small Cap Growth Fund*                            255,201           3,318
   Small Cap Value Fund                              257,705           3,837
                                                                    --------
TOTAL EQUITY FUNDS                                                   133,279
                                                                    --------
FIXED INCOME FUNDS - 39.4%
First American Investment Funds, Inc. (A)
   Fixed Income Fund                               6,327,336          69,411
   High Yield Bond Fund                              496,627           4,475
   Strategic Income Fund                           1,551,822          13,408
                                                                    --------
TOTAL FIXED INCOME FUNDS                                              87,294
                                                                    --------
MONEY MARKET FUND - 0.5%
First American Funds, Inc. (A)
   Prime Obligations Fund                          1,190,103           1,190
                                                                    --------
TOTAL MONEY MARKET FUND                                                1,190
                                                                    --------
TOTAL INVESTMENTS - 100.0%
   (Cost $253,784)                                                   221,763
                                                                    --------
OTHER ASSETS AND LIABILITIES, NET - (0.0)%                              (190)
                                                                    --------
TOTAL NET ASSETS - 100.0%                                           $221,573
                                                                    --------

*Non-income producing security
(A) Investments in these Funds are made in the Y Share Class.


The accompanying notes are an integral part of the financial statements.

                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     3)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

INCOME ALLOCATION FUND

DESCRIPTION                                           SHARES     VALUE (000)
----------------------------------------------------------------------------
EQUITY FUNDS - 34.7%
First American Investment Funds, Inc. (A)
   Equity Income Fund                                454,476         $ 5,986
   Equity Index Fund                                 395,244           8,490
   Real Estate Securities Fund                       141,027           2,032
                                                                     -------
TOTAL EQUITY FUNDS                                                    16,508
                                                                     -------
FIXED INCOME FUNDS - 64.2%
First American Investment Funds, Inc. (A)
   Fixed Income Fund                               2,226,926          24,429
   High Yield Bond Fund                              163,614           1,474
   Strategic Income Fund                             535,049           4,623
                                                                     -------
TOTAL FIXED INCOME FUNDS                                              30,526
                                                                     -------
MONEY MARKET FUND - 1.3%
First American Funds, Inc. (A)
   Prime Obligations Fund                            634,839             635
                                                                     -------
TOTAL MONEY MARKET FUND                                                  635
                                                                     -------
TOTAL INVESTMENTS - 100.2%
   (Cost $48,201)                                                     47,669
                                                                     -------
OTHER ASSETS AND LIABILITIES, NET - (0.2)%                              (115)
                                                                     -------
TOTAL NET ASSETS - 100.0%                                            $47,554
                                                                     -------

(A) Investments in these funds are made in the Y Share Class.


The accompanying notes are an integral part of the financial statements.

(4     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                 (This page has been left blank intentionally.)


                                                                              5)

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2002 (unaudited), in thousands

                                                     AGGRESSIVE    GLOBAL GROWTH           GROWTH  GROWTH & INCOME           INCOME
                                                ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND
                                                ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS:
Investments in securities, at cost                 $    118,703     $     38,257     $    162,608     $    253,784     $     48,201
================================================   ============     ============     ============     ============     ============
Investments in securities, at value                $     95,827     $     33,720     $    140,527     $    221,763     $     47,669
Receivable for investments sold                             125               --              100               --               --
Dividends and interest receivable                             2               --                2                2                1
Capital shares sold                                         108               --               51              191               32
Receivable from Advisor                                      35               30               51               60               15
Prepaid expenses                                             37               61               56               22               30
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
TOTAL ASSETS                                             96,134           33,811          140,787          222,038           47,747
================================================   ============     ============     ============     ============     ============
LIABILITIES:
Capital shares redeemed                                     169               10              146              357              129
Payable to affiliates                                        31               16               60               69               50
Distribution and shareholder servicing fees                  18               --               24               31                9
Accrued expenses and other liabilities                        2                5                2                8                5
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
TOTAL LIABILITIES                                           220               31              232              465              193
================================================   ============     ============     ============     ============     ============
NET ASSETS                                         $     95,914     $     33,780     $    140,555     $    221,573     $     47,554
================================================   ============     ============     ============     ============     ============
COMPOSITION OF NET ASSETS:
Portfolio capital                                       122,293           44,307          168,293          264,017           51,714
Distributions in excess of net investment income            (30)            (121)             (32)             (47)             (15)
Accumulated net realized loss                            (3,473)          (5,869)          (5,625)         (10,376)          (3,613)
Unrealized depreciation on investments                  (22,876)          (4,537)         (22,081)         (32,021)            (532)
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
NET ASSETS                                         $     95,914     $     33,780     $    140,555     $    221,573     $     47,554
================================================   ============     ============     ============     ============     ============
CLASS A:
Net assets                                         $     81,958     $         --     $    106,558     $    170,015     $     39,452
Shares issued and outstanding ($0.0001 par
 value -- 2 billion authorized)                           8,829               --           11,377           18,448            3,824
Net asset value and redemption price per share     $       9.28     $         --     $       9.37     $       9.22     $      10.32
Maximum sales charge of 5.50%                              0.54               --             0.55             0.54             0.60
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
Offering price per share (A)                       $       9.82     $         --     $       9.92     $       9.76     $      10.92
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
CLASS B:
Net assets                                         $        241     $         --     $         80     $        131     $        286
Shares issued and outstanding ($0.0001 par
 value -- 2 billion authorized)                              26               --                9               14               28
Net asset value, offering price, and redemption
 price per share (B)                               $       9.28     $         --     $       9.34     $       9.19     $      10.30
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
CLASS C:
Net assets                                         $        162     $         --     $      1,835     $      2,450     $        359
Shares issued and outstanding ($0.0001 par
 value -- 2 billion authorized)                              17               --              196              267               35
Net asset value, offering price, and redemption
 price per share (B)                               $       9.29     $         --     $       9.36     $       9.19     $      10.31
Maximum sales charge of 1.00%                              0.09               --             0.09             0.09             0.10
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
Offering price per share (C)                       $       9.38     $         --     $       9.45     $       9.28     $      10.41
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
CLASS S:
Net assets                                         $          6     $      1,475     $        254     $         69     $          3
Shares issued and outstanding ($0.0001 par
 value -- 2 billion  authorized)                              1              163               27                8               --
Net asset value, offering price, and redemption
 price per share                                   $       9.28     $       9.05     $       9.35     $       9.19     $      10.32
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
CLASS Y:
Net assets                                         $     13,547     $     32,305     $     31,828     $     48,908     $      7,454
Shares issued and outstanding ($0.0001 par
 value -- 2 billion  authorized)                          1,460            3,560            3,401            5,318              722
Net asset value, offering price, and redemption
 price per share                                   $       9.28     $       9.08     $       9.36     $       9.20     $      10.32
================================================   ============     ============     ============     ============     ============

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(B) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.


The accompanying notes are an integral part of the financial statements.

(6     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STATEMENTS OF OPERATIONS For the six months ended March 31, 2002 (unaudited), in thousands

                                                     AGGRESSIVE    GLOBAL GROWTH           GROWTH  GROWTH & INCOME           INCOME
                                                ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND
                                                ---------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
Income distributions received from underlying
 funds                                             $        552     $         97     $      1,299     $      3,056     $      1,137
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
TOTAL INVESTMENT INCOME                                     552               97            1,299            3,056            1,137
================================================   ============     ============     ============     ============     ============
EXPENSES:
Investment advisory fees                                    116               48              161              268               60
Administrator and fund accounting fees                      109               48              151              249               58
Transfer agent fees                                          73               48               68               68               61
Custodian fees                                                5                2                6               11                2
Registration fees                                             6               11                7                8                4
Professional fees                                             1                1                2                3               --
Printing                                                      1                1                2                4                1
Distribution and shareholder servicing fees --
 Class A                                                    112               --              152              247               57
Distribution and shareholder servicing fees --
 Class B                                                      1               --               --               --               --
Distribution and shareholder servicing fees --
 Class C                                                      1               --                5                6                1
Shareholder servicing fees -- Class S                        --                2               --               --               --
Other                                                         2                1                1                3                1
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
TOTAL EXPENSES                                              427              162              555              867              245
================================================   ============     ============     ============     ============     ============
Less: Waiver of expenses                                   (244)            (131)            (302)            (452)            (152)
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
TOTAL NET EXPENSES                                          183               31              253              415               93
================================================   ============     ============     ============     ============     ============
INVESTMENT INCOME -- NET                                    369               66            1,046            2,641            1,044
================================================   ============     ============     ============     ============     ============
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS - NET:
Capital gain distributions received from
 underlying funds                                           357               63              326              389                2
Net realized loss on investments                         (1,014)          (2,895)          (3,235)          (2,693)            (540)
Net change in unrealized appreciation or
 depreciation of investments                             10,163            6,827           12,396           13,900            1,315
------------------------------------------------   ------------     ------------     ------------     ------------     ------------
NET GAIN ON INVESTMENTS                                   9,506            3,995            9,487           11,596              777
================================================   ============     ============     ============     ============     ============
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                        $      9,875     $      4,061     $     10,533     $     14,237     $      1,821
================================================   ============     ============     ============     ============     ============


The accompanying notes are an integral part of the financial statements.

                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     7)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                  AGGRESSIVE                        GLOBAL GROWTH
                                                                             ALLOCATION FUND                      ALLOCATION FUND
                                                                      ----------------------   ----------------------------------
                                                                         10/1/01     10/1/00      10/1/01     11/1/00     12/1/99
                                                                              to          to           to          to          to
                                                                         3/31/02     9/30/01      3/31/02     9/30/01    10/31/00
                                                                      ----------  ----------   ----------  ----------  ----------
                                                                      (unaudited)              (unaudited)
OPERATIONS:
Investment income -- net                                                $     369   $     931    $      66   $   1,262   $      81
Capital gain distributions received from underlying funds                     357       6,882           63       2,958         385
Net realized gain (loss) on investments                                    (1,014)      1,339       (2,895)     (5,996)      5,863
Net change in unrealized appreciation or depreciation of investments       10,163     (39,267)       6,827     (15,557)     (8,437)
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Net increase (decrease) in net assets resulting from operations             9,875     (30,115)       4,061     (17,333)     (2,108)
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income -- net:
  Class A                                                                    (425)       (885)          --      (1,525)         --
  Class B                                                                      --          --           --          --          --
  Class C                                                                      --          --           --          --          --
  Class S                                                                      --          --           (6)         --          --
  Class Y                                                                     (17)         --         (181)         --          --
Net realized gain on investments and capital gain distributions received from underlying funds:
  Class A                                                                  (2,399)    (13,750)          --      (2,502)         --
  Class B                                                                      --          --           --          --          --
  Class C                                                                      --          --           --          --          --
  Class S                                                                      (3)         --           --          --          --
  Class Y                                                                      (1)         --           --          --        (655)
Distributions in excess of net realized gains on investments:
  Class A                                                                      --          --           --      (3,037)         --
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
TOTAL DISTRIBUTIONS                                                        (2,845)    (14,635)        (187)     (7,064)       (655)
=====================================================================   =========   =========    =========   =========   =========
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                                                      10,393     121,794            9          --          --
  Reinvestment of distributions                                             2,817          --           --          --          --
  Payments for redemptions                                                (23,414)     (2,727)          (9)         --          --
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Increase (decrease) in net assets from Class A transactions               (10,204)    119,067           --          --          --
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Class B
  Proceeds from sales                                                         131         100           --          --          --
  Reinvestment of distributions                                                 3          --           --          --          --
  Payments for redemptions                                                     (2)         --           --          --          --
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Increase in net assets from Class B transactions                              132         100           --          --          --
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Class C
  Proceeds from sales                                                         383          70            1          --          --
  Reinvestment of distributions                                                 1          --           --          --          --
  Payments for redemptions                                                   (301)         --           (1)         --          --
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Increase in net assets from Class C transactions                               83          70           --          --          --
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Class S
  Proceeds from sales                                                           6      64,488          501       3,130          --
  Reinvestment of distributions                                                --      14,603            5          --          --
  Payments for redemptions                                                     --    (156,587)      (1,848)        (96)         --
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Increase (decrease) in net assets from Class S transactions                     6     (77,496)      (1,342)      3,034          --
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Class Y (2)
  Proceeds from sales                                                      13,243           2          507       7,618      22,593
  Reinvestment of distributions                                                16          --          126       4,592         470
  Payments for redemptions                                                   (222)         --      (14,212)    (18,145)     (7,671)
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Increase (decrease) in net assets from Class Y transactions                13,037           2      (13,579)     (5,935)     15,392
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Increase (decrease) in net assets from capital share transactions           3,054      41,743      (14,921)     (2,901)     15,392
---------------------------------------------------------------------   ---------   ---------    ---------   ---------   ---------
Total increase (decrease) in net assets                                    10,084      (3,007)     (11,047)    (27,298)     12,629
NET ASSETS AT BEGINNING OF PERIOD                                          85,830      88,837       44,827      72,125      59,496
=====================================================================   =========   =========    =========   =========   =========
NET ASSETS AT END OF PERIOD                                             $  95,914   $  85,830    $  33,780   $  44,827   $  72,125
=====================================================================   =========   =========    =========   =========   =========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT
END OF PERIOD                                                           $     (30)  $      43    $    (121)  $      --   $     466
=====================================================================   =========   =========    =========   =========   =========

(1) See note 5 in Notes to Financial Statements for additional information.
(2) On September 24, 2001, the Institutional Class of Global Growth Allocation Fund was redesignated as Class Y.


The accompanying notes are an integral part of the financial statements.

(8     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                   GROWTH             GROWTH & INCOME                      INCOME
          ALLOCATION FUND             ALLOCATION FUND             ALLOCATION FUND
-------------------------   -------------------------   -------------------------
    10/1/01       10/1/00       10/1/01       10/1/00       10/1/01       10/1/00
         to            to            to            to            to            to
    3/31/02       9/30/01       3/31/02       9/30/01       3/31/02       9/30/01
-----------   -----------   -----------   -----------   -----------   -----------
(unaudited)                 (unaudited)                 (unaudited)
  $   1,046     $   2,387     $   2,641     $   6,042     $   1,044     $   2,381
        326         7,601           389        11,592             2           848
     (3,235)        1,337        (2,693)          217          (540)          337
     12,396       (39,867)       13,900       (51,733)        1,315        (2,710)
  ---------     ---------     ---------     ---------     ---------     ---------
     10,533       (28,542)       14,237       (33,882)        1,821           856
  ---------     ---------     ---------     ---------     ---------     ---------


     (1,154)       (2,250)       (2,764)       (5,686)       (1,123)       (2,244)
         --            --            (1)           --            (1)           --
         (7)           --            --            --            (5)           --
         (1)           --           (15)           --            --            --
        (60)           --          (262)           --           (65)           --


     (4,547)      (14,555)       (6,863)      (21,887)           --            --
         --            --            --            --            --            --
         --            --            (2)           --            --            --
         --            --            --            --            --            --
         (4)           --            --            --            --            --

         --            --            --        (1,207)           --            --
  ---------     ---------     ---------     ---------     ---------     ---------
     (5,773)      (16,805)       (9,907)      (28,780)       (1,194)       (2,244)
  =========     =========     =========     =========     =========     =========


     29,737       149,060        27,456       249,017         8,651        53,549
      5,693            --         9,597            --         1,092            --
    (47,481)       (1,837)      (71,431)       (1,647)      (17,954)       (1,749)
  ---------     ---------     ---------     ---------     ---------     ---------
    (12,051)      147,223       (34,378)      247,370        (8,211)       51,800
  ---------     ---------     ---------     ---------     ---------     ---------

         81            --           133            --           291            --
         --            --             1            --             1            --
         (2)           --            (3)           --            (3)           --
  ---------     ---------     ---------     ---------     ---------     ---------
         79            --           131            --           289            --
  ---------     ---------     ---------     ---------     ---------     ---------

      1,763            44         2,453            --           357            --
         11            --            16            --             5            --
         (2)           --           (13)           --            (1)           --
  ---------     ---------     ---------     ---------     ---------     ---------
      1,772            44         2,456            --           361            --
  ---------     ---------     ---------     ---------     ---------     ---------

        252        77,765            70        67,974             3        19,230
          1        16,759           262        28,537            --         2,162
         --      (190,686)           --      (314,050)           --       (78,929)
  ---------     ---------     ---------     ---------     ---------     ---------
        253       (96,162)          332      (217,539)            3       (57,537)
  ---------     ---------     ---------     ---------     ---------     ---------

     31,304            13        49,061            --         7,660            --
         60            --            --            --            63            --
       (397)           --          (955)           --          (251)           --
  ---------     ---------     ---------     ---------     ---------     ---------
     30,967            13        48,106            --         7,472            --
  ---------     ---------     ---------     ---------     ---------     ---------
     21,020        51,118        16,647        29,831           (86)       (5,737)
  ---------     ---------     ---------     ---------     ---------     ---------
     25,780         5,771        20,977       (32,831)          541        (7,125)
    114,775       109,004       200,596       233,427        47,013        54,138
  =========     =========     =========     =========     =========     =========
  $ 140,555     $ 114,775     $ 221,573     $ 200,596     $  47,554     $  47,013
  =========     =========     =========     =========     =========     =========

  $     (32)    $     144     $     (47)    $     354     $     (15)    $     135
  =========     =========     =========     =========     =========     =========


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     9)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                      NET ASSET                  REALIZED AND       DIVIDENDS
                                          VALUE          NET       UNREALIZED        FROM NET   DISTRIBUTIONS
                                      BEGINNING   INVESTMENT   GAINS (LOSSES)      INVESTMENT    FROM CAPITAL
                                      OF PERIOD       INCOME   ON INVESTMENTS          INCOME           GAINS
                                   ------------  -----------  ---------------   -------------  --------------
AGGRESSIVE ALLOCATION FUND (9)
Class A
 2002* (10) (unaudited)                $  8.59      $  0.04          $  0.93         $ (0.04)        $ (0.24)
 2001 (1) (10)                            8.32           --             0.27              --              --
Class B
 2002* (10) (unaudited)                $  8.59      $    --          $  0.94         $ (0.01)        $ (0.24)
 2001 (1) (10)                            8.32           --             0.27              --              --
Class C
 2002* (10) (unaudited)                $  8.59      $    --          $  0.95         $ (0.01)        $ (0.24)
 2001 (1) (10)                            8.32           --             0.27              --              --
Class S
 2002* (10) (unaudited)                $  8.59      $  0.04          $  0.93         $ (0.04)        $ (0.24)
 2001 (10)                               13.93         0.10            (3.16)          (0.09)          (2.19)
 2000                                    12.36         0.14             2.62           (0.14)          (1.05)
 1999                                    11.11         0.14             2.05           (0.14)          (0.80)
 1998                                    12.58         0.20            (1.42)          (0.20)          (0.05)
 1997                                    10.00         0.11             2.58           (0.11)             --
Class Y
 2002* (10) (unaudited)                $  8.59      $  0.04          $  0.94         $ (0.05)        $ (0.24)
 2001 (1) (10)                            8.32           --             0.27              --              --
-----------------------------------    -------      -------          -------         -------         -------
GLOBAL GROWTH ALLOCATION FUND (11)
Class S
 2002* (10) (unaudited)                $  8.26      $    --          $  0.82         $ (0.03)        $    --
 2001 (2) (10)                           12.33         0.01            (2.95)          (0.27)          (0.86)
Class Y
 2002* (10) (unaudited)                $  8.27      $  0.02          $  0.83         $ (0.04)        $    --
 2001 (3) (10)                           12.64         0.23            (3.36)          (0.27)          (0.97)
 2000 (4)                                12.94         0.01            (0.17)             --           (0.14)
 1999 (5)                                10.35         0.09             2.78           (0.10)          (0.18)
 1998 (6)                                10.00         0.05             0.34           (0.04)             --
-----------------------------------    -------      -------          -------         -------         -------
GROWTH ALLOCATION FUND (9)
Class A
 2002* (10) (unaudited)                $  9.01      $  0.08          $  0.73         $ (0.09)        $ (0.36)
 2001 (1) (10)                            8.77           --             0.24              --              --
Class B
 2002* (10) (unaudited)                $  9.01      $  0.05          $  0.72         $ (0.08)        $ (0.36)
 2001 (1) (10)                            8.77           --             0.24              --              --
Class C
 2002* (10) (unaudited)                $  9.00      $  0.04          $  0.75         $ (0.07)        $ (0.36)
 2001 (1) (10)                            8.77           --             0.23              --              --
Class S
 2002* (10) (unaudited)                $  9.01      $  0.08          $  0.71         $ (0.09)        $ (0.36)
 2001 (10)                               13.21         0.20            (2.54)          (0.18)          (1.68)
 2000                                    11.85         0.25             2.00           (0.25)          (0.64)
 1999                                    11.05         0.25             1.49           (0.25)          (0.69)
 1998                                    12.12         0.28            (0.98)          (0.28)          (0.09)
 1997                                    10.00         0.18             2.12           (0.18)             --
Class Y
 2002* (10) (unaudited)                $  9.00      $  0.08          $  0.74         $ (0.10)        $ (0.36)
 2001 (1) (10)                            8.77           --             0.23              --              --
-----------------------------------    -------      -------          -------         -------         -------

 * For the six months ended March 31, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.
(1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(2) Commenced operations on December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) For the period November 1, 2000 to September 30, 2001. All ratios have been annualized, except total return and portfolio turnover. The Fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.
(4) For the period December 1, 1999 to October 31, 2000. All ratios have been annualized, except total return and portfolio turnover. The Fund's fiscal year end changed from November 30 to October 31, effective October 31, 2000.
(5)  For the year ended November 30, 1999.
(6) Commenced operations on December 3, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.
(7)  Expense ratios do not include expenses of the underlying Funds.
(8) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(9)  On September 24, 2001, existing shareholders were designated as Class A.
(10) Net investment income per share was based on average shares outstanding throughout the period.
(11) The financial highlights for the Global Growth Allocation Fund as set forth herein include the historical financial highlights of the Firstar Global Equity Fund. The assets of the Firstar Global Equity Fund were acquired by the Global Growth Allocation Fund on September 24, 2001. In connection with such acquisition, (i) Institutional Class shares of the Firstar Global Equity Fund were exchanged for Class Y shares of the Global Growth Allocation Fund and (ii) Class Y shares of the Firstar Global Equity Fund were exchanged for Class S shares of the Global Growth Allocation Fund.


The accompanying notes are an integral part of the financial statements.

(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                 RATIO OF         RATIO OF NET
                                                RATIO OF     RATIO OF NET     EXPENSES TO           INVESTMENT
  NET ASSET                                  EXPENSES TO       INVESTMENT         AVERAGE        INCOME (LOSS)
      VALUE                    NET ASSETS        AVERAGE    INCOME (LOSS)      NET ASSETS       TO AVERAGE NET   PORTFOLIO
     END OF         TOTAL          END OF            NET       TO AVERAGE      (EXCLUDING    ASSETS (EXCLUDING    TURNOVER
     PERIOD    RETURN (8)    PERIOD (000)     ASSETS (7)       NET ASSETS    WAIVERS) (7)             WAIVERS)        RATE
 ----------   -----------   -------------   ------------   --------------   -------------   ------------------  ----------


   $  9.28        11.41%       $ 81,958          0.40%           0.80%            0.93%             0.27%             3%
      8.59         3.25          85,656          0.57           (0.56)            0.84             (0.83)            27

   $  9.28        11.05%       $    241          1.15%           0.01%            1.68%            (0.52)%            3%
      8.59         3.25             100          0.00            0.00             0.00              0.00             27

   $  9.29        11.14%       $    162          1.15%          (0.04)%           1.68%            (0.57)%            3%
      8.59         3.25              71          0.39           (0.39)            0.52             (0.52)            27

   $  9.28        11.44%       $      6          0.39%           0.81%            0.92%             0.28%             3%
      8.59       (25.77)             --          0.40            0.93             0.82              0.51             27
     13.93        23.38          88,837          0.34            1.00             0.75              0.59             43
     12.36        20.54          67,013          0.28            1.20             0.86              0.62             39
     11.11        (9.85)         62,635          0.25            1.66             0.87              1.04            152
     12.58        27.06          13,725          0.60            0.76             2.85             (1.49)             7

   $  9.28        11.55%       $ 13,547          0.15%           0.87%            0.68%             0.34%             3%
      8.59         3.25               2          0.00            0.00             0.00              0.00             27
   -------       ------        --------          ----           -----             ----             -----            ---


   $  9.05         9.98%       $  1,475          0.40%           0.05%            1.08%            (0.63)%            1%
      8.26       (26.16)          2,624          0.41            0.10             1.66             (1.15)           112

   $  9.08        10.27%       $ 32,305          0.15%           0.36%            0.83%            (0.32)%            1%
      8.27       (27.19)         42,203          0.76            2.38             1.22              1.92            112
     12.64        (1.30)         72,125          1.18            0.12             1.28              0.02             10
     12.94        28.44          59,496          1.13            0.27             1.29              0.11             34
     10.35         3.95          48,459          1.31            0.37             1.51              0.17              3
   -------       ------        --------          ----           -----             ----             -----            ---


   $  9.37         9.00%       $106,558          0.40%           1.61%            0.86%             1.15%             8%
      9.01         2.74         114,716          0.64           (0.60)            0.92             (0.88)            26

   $  9.34         8.55%       $     80          1.15%           0.96%            1.61%             0.50%             8%
      9.01         2.74              --          0.00            0.00             0.00              0.00             26

   $  9.36         8.74%       $  1,835          1.15%           0.93%            1.61%             0.47%             8%
      9.00         2.62              45          0.33           (0.33)            0.55             (0.55)            26

   $  9.35         8.83%       $    254          0.40%           1.81%            0.86%             1.35%             8%
      9.01       (20.22)             --          0.40            1.87             0.81              1.46             26
     13.21        19.66         109,004          0.34            1.93             0.74              1.53             42
     11.85        16.31          88,213          0.28            2.05             0.85              1.48             34
     11.05        (5.95)         65,656          0.25            2.33             0.89              1.69            143
     12.12        23.23          15,676          0.60            1.61             2.62             (0.41)             6

   $  9.36         9.14%       $ 31,828          0.15%           1.71%            0.61%             1.25%             8%
      9.00         2.62              14          0.00            0.00             0.00              0.00             26
   -------       ------        --------          ----           -----             ----             -----            ---


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     11)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                       NET ASSET                    REALIZED AND     DIVIDENDS
                                           VALUE           NET        UNREALIZED      FROM NET   DISTRIBUTIONS
                                       BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT    FROM CAPITAL
                                       OF PERIOD        INCOME    ON INVESTMENTS        INCOME           GAINS
                                     -----------   -----------   ---------------   -----------  --------------
GROWTH & INCOME ALLOCATION FUND (1)
Class A
 2002* (5) (unaudited)                  $  9.02      $  0.11         $  0.53         $ (0.13)       $ (0.31)
 2001 (2) (5)                              8.82           --            0.20              --             --
Class B
 2002* (5) (unaudited)                  $  9.02      $  0.09         $  0.52         $ (0.13)       $ (0.31)
 2001 (2) (5)                              8.82           --            0.20              --             --
Class C
 2002* (5) (unaudited)                  $  9.02      $  0.08         $  0.53         $ (0.13)       $ (0.31)
 2001 (2) (5)                              8.82           --            0.20              --             --
Class S
 2002* (5) (unaudited)                  $  9.02      $  0.11         $  0.52         $ (0.15)       $ (0.31)
 2001 (5)                                 12.02         0.29           (1.84)          (0.26)         (1.19)
 2000                                     11.51         0.33            1.31           (0.34)         (0.79)
 1999                                     11.08         0.32            1.05           (0.32)         (0.62)
 1998                                     11.76         0.35           (0.59)          (0.35)         (0.09)
 1997                                     10.00         0.26            1.76           (0.26)            --
Class Y
 2002* (5) (unaudited)                  $  9.02      $  0.13         $  0.52         $ (0.16)       $ (0.31)
 2001 (2) (5)                              8.82           --            0.20              --             --
------------------------------------    -------      -------         -------         -------        -------
INCOME ALLOCATION FUND (1)
Class A
 2002* (5) (unaudited)                  $ 10.20      $  0.22         $  0.16         $ (0.26)       $    --
 2001 (2) (5)                             10.02           --            0.18              --             --
Class B
 2002* (5) (unaudited)                  $ 10.19      $  0.25         $  0.09         $ (0.23)       $    --
 2001 (2) (5)                             10.02           --            0.17              --             --
Class C
 2002* (5) (unaudited)                  $ 10.19      $  0.18         $  0.17         $ (0.23)       $    --
 2001 (2) (5)                             10.02           --            0.17              --             --
Class S
 2002* (5) (unaudited)                  $ 10.19      $  0.23         $  0.16         $ (0.26)       $    --
 2001 (5)                                 10.48         0.49           (0.33)          (0.45)            --
 2000                                     10.48         0.50            0.22           (0.49)         (0.23)
 1999                                     11.23         0.53           (0.40)          (0.53)         (0.35)
 1998                                     10.82         0.50            0.43           (0.50)         (0.02)
 1997                                     10.00         0.41            0.82           (0.41)            --
Class Y
 2002* (5) (unaudited)                  $ 10.19      $  0.27         $  0.13         $ (0.27)       $    --
 2001 (2) (5)                             10.02           --            0.17              --             --
------------------------------------    -------      -------         -------         -------        -------

  * For the six months ended March 31, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.
(1) On September 24, 2001, existing shareholders were designated as Class A.
(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(4) Expense ratios do not include expenses of the underlying Funds.
(5) Net investment income per share was based on average shares outstanding.


The accompanying notes are an integral part of the financial statements.

(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                  RATIO OF         RATIO OF NET
                                                 RATIO OF     RATIO OF NET     EXPENSES TO           INVESTMENT
   NET ASSET                                  EXPENSES TO       INVESTMENT         AVERAGE        INCOME (LOSS)
       VALUE                    NET ASSETS        AVERAGE    INCOME (LOSS)      NET ASSETS       TO AVERAGE NET   PORTFOLIO
      END OF         TOTAL          END OF            NET       TO AVERAGE      (EXCLUDING    ASSETS (EXCLUDING    TURNOVER
      PERIOD    RETURN (3)    PERIOD (000)     ASSETS (4)       NET ASSETS    WAIVERS) (4)             WAIVERS)        RATE
  ----------   -----------   -------------   ------------   --------------   -------------   ------------------  ----------


    $  9.22         7.08%       $170,015          0.40%           2.44%            0.82%             2.02%             6%
       9.02         2.27         200,596          0.56           (0.52)            0.78             (0.74)            32

    $  9.19         6.74%       $    131          1.15%           1.88%            1.57%             1.46%             6%
       9.02         2.27              --          0.00            0.00             0.00              0.00             32

    $  9.19         6.75%       $  2,450          1.15%           1.82%            1.57%             1.40%             6%
       9.02         2.27              --          0.00            0.00             0.00              0.00             32

    $  9.19         7.00%       $     69          0.40%           2.38%            0.82%             1.96%             6%
       9.02       (14.40)             --          0.40            2.79             0.79              2.40             32
      12.02        14.88         233,427          0.34            2.83             0.70              2.47             46
      11.51        12.81         209,229          0.28            2.83             0.79              2.32             41
      11.08        (2.18)        207,907          0.25            3.05             0.82              2.48            158
      11.76        20.47          27,565          0.60            2.59             2.10              1.09             37

    $  9.20         7.19%       $ 48,908          0.15%           2.75%            0.57%             2.33%             6%
       9.02         2.27              --          0.00            0.00             0.00              0.00             32
    -------       ------        --------          ----           -----             ----             -----            ---


    $ 10.32         3.71%       $ 39,452          0.40%           4.30%            1.03%             3.67%            10%
      10.20         1.80          47,012          0.55           (0.43)            0.87             (0.75)            30

    $ 10.30         3.38%       $    286          1.15%           6.24%            1.78%             5.61%            10%
      10.19         1.70              --          0.00            0.00             0.00              0.00             30

    $ 10.31         3.45%       $    359          1.15%           3.51%            1.78%             2.88%            10%
      10.19         1.70              --          0.00            0.00             0.00              0.00             30

    $ 10.32         3.83%       $      3          0.40%           4.34%            1.03%             3.71%            10%
      10.19         1.54              --          0.40            4.71             0.92              4.19             30
      10.48         7.18          54,138          0.33            4.81             0.77              4.37             69
      10.48         1.13          83,302          0.28            4.83             0.83              4.28             21
      11.23         8.72         116,779          0.25            4.63             0.84              4.04            106
      10.82        12.51          36,119          0.60            4.39             2.00              2.99             29

    $ 10.32         3.94%       $  7,454          0.15%           5.23%            0.78%             4.60%            10%
      10.19         1.70              --          0.00            0.00             0.00              0.00             30
    -------       ------        --------          ----           -----             ----             -----            ---


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     13)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)


1 >  ORGANIZATION

     The Aggressive Allocation, Global Growth Allocation, Growth Allocation, Growth & Income Allocation, and Income Allocation Funds (collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. ("FAF") and First American Investment Funds, Inc. in a "Fund of Funds" structure. FASF's articles of incorporation permit the Board of Directors to create additional funds and classes in the future.

     FASF offers Class A, Class B, Class C, Class S and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front end sales charge and are subject to a contingent deferred sales charge for 18 months. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors. The Funds' prospectus provides a description of the investment objective(s), policies and strategies for each Fund and each underlying fund.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying Fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities and any capital gain distributions on underlying Funds for each Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     As of September 30, 2001, (the Funds' latest fiscal year end), the following Funds have capital loss carryforwards (000):

     FUND                                       AMOUNT (000)     EXPIRATION DATE
     ---------------------------------------------------------------------------
     Global Growth Allocation                         $2,845                2009
     Income Allocation                                 1,097           2008-2009
     ---------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND RELATED INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for the Global Growth Allocation Fund prior to September 24, 2001, is that of the Firstar Global Equity Fund. The historical financial information of the Firstar Global Equity Fund was carried over to the newly formed Global Growth Allocation Fund.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor") manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a fee based upon average daily net assets. The fee for the Funds is equal to an annual rate of 0.25% of the average daily net assets of each Fund. The Advisor was contractually obligated to waive fees during the current fiscal period so that total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses

     ADMINISTRATION FEES - U.S. Bancorp Asset Management, Inc., ("USBAM"), and U.S. Bancorp Fund Services, LLC ("USBFS"), formerly known as Firstar Mutual Fund Services, LLC (collectively the "Administrators") serve as co-administrators pursuant to a Co-Administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). USBFS is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators are compensated to provide or compensate other entities to provide services to the Funds. These services include: various legal oversight and administrative services, accounting services, transfer agency and dividend disbursing services and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on average daily net assets of all open-end mutual funds in the First American Family of Funds equal to each Fund's pro rata share of an amount equal to 0.25% on the first $8 billion of average net assets, 0.235% on the next $17 billion, 0.22% on the next $25 billion and 0.20% on the remaining average net assets in the First American Family of Funds. For the six months ended March 31, 2002, administration fees paid to USBAM and USBFS for the Funds included in the semi-annual report were as follows (000):

                                                                USBAM      USBFS
     ---------------------------------------------------------------------------
     Aggressive Allocation                                       $ 69        $19
     Global Growth Allocation                                      29          8
     Growth Allocation                                             95         26
     Growth & Income Allocation                                   160         43
     Income Allocation                                             36         10
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets which is computed daily and paid monthly. The custodian is also reimbursed for any out-of-pocket expenses incurred while providing services to the Funds.

     DISTRIBUTION AND SHAREHOLDER SERVICE FEES - Quasar Distributors, LLC, ("Quasar"), a subsidiary of U.S. Bancorp, served as the distributor of the Funds for the six months ended March 31, 2002. Under the respective distribution plan each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares and 1.00% of the Class C shares, which may be used by Quasar to provide compensation for sales support and distribution activities. FASF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Funds' Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares. Under these agreements, Quasar paid the following amounts to affiliates of USBAM for the six months ended March 31, 2002 (000):

                                                 U.S. BANCORP
                                      USBAM     PIPER JAFFRAY    U.S. BANK TRUST
     ---------------------------------------------------------------------------
     Aggressive Allocation             $12                $ 7               $ 79
     Global Growth Allocation           --                 --                  2
     Growth Allocation                  18                 13                102
     Growth & Income Allocation         22                 18                132
     Income Allocation                  17                 14                 20
     ---------------------------------------------------------------------------

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                CONTINGENT DEFERRED SALES CHARGE
                                                       AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                                AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------------------------
     First                                                        5.00%
     Second                                                       5.00%
     Third                                                        4.00%
     Fourth                                                       3.00%
     Fifth                                                        2.00%
     Sixth                                                        1.00%
     Seventh                                                        --
     Eighth                                                         --
     ---------------------------------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     15)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)


     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     TRANSFER AGENT FEES - USBFS serves as transfer agent and dividend disbursement agent for FASF pursuant to the Co-Administration Agreement. Transfer agent fees of $7,388,661 in aggregate were paid to the Administrators for the six months ended March 31, 2002, for the First American Family of Funds. Transfer agent fees paid to the Administrators for the Funds included in this report were as follows (000):

                                                                  ADMINISTRATORS
     ---------------------------------------------------------------------------
     Aggressive Allocation                                                   $72
     Global Growth Allocation                                                 50
     Growth Allocation                                                        72
     Growth & Income Allocation                                               70
     Income Allocation                                                        61
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, service fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including fund accounting organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Funds' direct expenses as described above, Fund shareholders also bear a proportionate share of the underlying Funds' expenses.

     For the six months ended March 31, 2002, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

4 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2002, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                       PURCHASES           SALES
     ---------------------------------------------------------------------------
     Aggressive Allocation                                $2,524          $3,333
     Global Growth Allocation                                482          15,598
     Growth Allocation                                    25,985          10,276
     Growth & Income Allocation                           22,900          12,589
     Income Allocation                                     4,799           6,178
     ---------------------------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2002, are as follows (000):


                                AGGREGATE      AGGREGATE                 FEDERAL
                                    GROSS          GROSS                  INCOME
                             APPRECIATION   DEPRECIATION         NET    TAX COST
     ---------------------------------------------------------------------------
     Aggressive Allocation         $2,780      $(28,466)   $(25,686)    $121,513
     Global Growth Allocation         322        (5,052)     (4,730)      38,450
     Growth Allocation              3,506       (28,302)    (24,796)     165,323
     Growth & Income Allocation     5,814       (45,904)    (40,090)     261,853
     Income Allocation              1,747        (4,258)     (2,511)      50,180
     ---------------------------------------------------------------------------


(16    FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

5 >  CAPITAL SHARE TRANSACTIONS

     There are 10 billion shares of $0.01 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Class S and Class Y. Each class consists of two billion authorized shares. Capital share transactions for the Funds were as follows (000):

                                                                             AGGRESSIVE                             GLOBAL GROWTH
                                                                        ALLOCATION FUND                           ALLOCATION FUND
                                                               ------------------------    --------------------------------------
                                                                  10/1/01       10/1/00       10/1/01       11/1/00       12/1/99
                                                                       to            to            to            to            to
                                                                  3/31/02       9/30/01       3/31/02       9/30/01      10/31/00
                                                               ----------    ----------    ----------    ----------    ----------
Class A:
 Shares issued                                                      1,149        10,295             1            --            --
 Shares issued in lieu of cash distributions                          310            --            --            --            --
 Shares redeemed                                                   (2,602)         (323)           (1)           --            --
------------------------------------------------------------   ----------    ----------    ----------    ----------    ----------
TOTAL CLASS A TRANSACTIONS                                         (1,143)        9,972            --            --            --
============================================================   ==========    ==========    ==========    ==========    ==========
Class B:
 Shares issued                                                         14            12             1            --            --
 Shares issued in lieu of cash distributions                           --            --            --            --            --
 Shares redeemed                                                       --            --            (1)           --            --
------------------------------------------------------------   ----------    ----------    ----------    ----------    ----------
TOTAL CLASS B TRANSACTIONS                                             14            12            --            --            --
============================================================   ==========    ==========    ==========    ==========    ==========
Class C:
 Shares issued                                                         42             8            --            --            --
 Shares issued in lieu of cash distributions                           --            --            --            --            --
 Shares redeemed                                                      (33)           --            --            --            --
------------------------------------------------------------   ----------    ----------    ----------    ----------    ----------
TOTAL CLASS C TRANSACTIONS                                              9             8            --            --            --
============================================================   ==========    ==========    ==========    ==========    ==========
Class S:
 Shares issued                                                          1         5,923            60           328            --
 Shares issued in lieu of cash distributions                           --         1,296             1            --            --
 Shares redeemed                                                       --       (13,598)         (216)          (10)           --
------------------------------------------------------------   ----------    ----------    ----------    ----------    ----------
TOTAL CLASS S TRANSACTIONS                                              1        (6,379)         (155)          318            --
============================================================   ==========    ==========    ==========    ==========    ==========
Class Y:
 Shares issued                                                      1,482            --            58           785         1,632
 Shares issued in lieu of cash distributions                            2            --            14           414            34
 Shares redeemed                                                      (24)           --        (1,615)       (1,803)         (556)
------------------------------------------------------------   ----------    ----------    ----------    ----------    ----------
TOTAL CLASS Y TRANSACTIONS                                          1,460            --        (1,543)         (604)       (1,110)
============================================================   ==========    ==========    ==========    ==========    ==========
NET INCREASE (DECREASE) IN CAPITAL SHARES                             341         3,613        (1,698)         (286)        1,110
============================================================   ==========    ==========    ==========    ==========    ==========

                                                                   GROWTH             GROWTH & INCOME                      INCOME
                                                          ALLOCATION FUND             ALLOCATION FUND             ALLOCATION FUND
                                                 ------------------------    ------------------------    ------------------------
                                                    10/1/01       10/1/00       10/1/01       10/1/00       10/1/01       10/1/00
                                                         to            to            to            to            to            to
                                                    3/31/02       9/30/01       3/31/02       9/30/01       3/31/01       9/30/01
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Class A:
 Shares issued                                        3,186        12,941         2,974        22,423           841         4,784
 Shares issued in lieu of cash distributions            611            --         1,039            --           106            --
 Shares redeemed                                     (5,153)         (208)       (7,801)         (187)       (1,734)         (173)
----------------------------------------------   ----------    ----------    ----------    ----------    ----------    ----------
TOTAL CLASS A TRANSACTIONS                           (1,356)       12,733        (3,788)       22,236          (787)        4,611
==============================================   ==========    ==========    ==========    ==========    ==========    ==========
Class B:
 Shares issued                                            9            --            14            --            28            --
 Shares issued in lieu of cash distributions             --            --            --            --            --            --
 Shares redeemed                                         --            --            --            --            --            --
----------------------------------------------   ----------    ----------    ----------    ----------    ----------    ----------
TOTAL CLASS B TRANSACTIONS                                9            --            14            --            28            --
==============================================   ==========    ==========    ==========    ==========    ==========    ==========
Class C:
 Shares issued                                          190             5           266            --            34            --
 Shares issued in lieu of cash distributions              1            --             2            --             1            --
 Shares redeemed                                         --            --            (1)           --            --            --
----------------------------------------------   ----------    ----------    ----------    ----------    ----------    ----------
TOTAL CLASS C TRANSACTIONS                              191             5           267            --            35            --
==============================================   ==========    ==========    ==========    ==========    ==========    ==========
Class S:
 Shares issued                                           27         7,098             8         6,680            --         1,889
 Shares issued in lieu of cash distributions             --         1,505            --         2,713            --           199
 Shares redeemed                                         --       (16,853)           --       (28,817)           --        (7,253)
----------------------------------------------   ----------    ----------    ----------    ----------    ----------    ----------
TOTAL CLASS S TRANSACTIONS                               27        (8,250)            8       (19,424)           --        (5,165)
==============================================   ==========    ==========    ==========    ==========    ==========    ==========
Class Y:
 Shares issued                                        3,435             2         5,393            --           740            --
 Shares issued in lieu of cash distributions              7            --            29            --             6            --
 Shares redeemed                                        (43)           --          (104)           --           (24)           --
----------------------------------------------   ----------    ----------    ----------    ----------    ----------    ----------
TOTAL CLASS Y TRANSACTIONS                            3,399             2         5,318            --           722            --
==============================================   ==========    ==========    ==========    ==========    ==========    ==========
NET INCREASE (DECREASE) IN CAPITAL SHARES             2,270         4,490         1,819         2,812            (2)         (554)
==============================================   ==========    ==========    ==========    ==========    ==========    ==========


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     17)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)


6 >  FUND MERGERS

     On August 31, 2001, shareholders of FASF approved the Agreement and Plan of Reorganization recommended by the Board of Directors, providing for the acquisition of Firstar Funds, Inc. at the close of business on September 24, 2001. Under the Agreement and Plan of Reorganization, Class Y shares and Institutional Class shares of the Firstar Global Equity Fund were exchanged for Class S shares and Class Y shares, respectively, of the First American Global Growth Allocation Fund on a tax free basis. The following table illustrates the specifics of the merger (000):

                                                       ACQUIRED   SHARES ISSUED TO
                                                      FUNDS NET    SHAREHOLDERS OF   ACQUIRING FUND     COMBINED     TAX STATUS
ACQUIRED FUND              ACQUIRING FUND                ASSETS      ACQUIRED FUND       NET ASSETS   NET ASSETS    OF TRANSFER
-------------------------------------------------------------------------------------------------------------------------------
Firstar Global Equity (1)  First American Global
                           Growth Allocation (2)    $42,017 (3)                                  --      $42,017    Non-taxable
 Class Y                    Class S                                            240
 Institutional Class        Class Y                                          5,225
-------------------------------------------------------------------------------------------------------------------------------

     On December 11, 2000, the Class Y shares of the Firstar Stellar International Equity Fund were merged into the Institutional Shares of the Firstar Global Equity shell portfolio. The value of assets transferred and shares issued at the time of the merger were as follows (000):

                                                       ACQUIRED   SHARES ISSUED TO
                                                      FUNDS NET    SHAREHOLDERS OF   ACQUIRING FUND     COMBINED     TAX STATUS
ACQUIRED FUND              ACQUIRING FUND                ASSETS      ACQUIRED FUND       NET ASSETS   NET ASSETS    OF TRANSFER
-------------------------------------------------------------------------------------------------------------------------------
Firstar Stellar            Firstar Global
International Equity (1)   Equity (2)                   $69,924                                  --      $69,924    Non-taxable
 Class Y                    Institutional Class                              5,669
-------------------------------------------------------------------------------------------------------------------------------

(1) Accounting Survivor
(2) Shell Portfolio
(3) Includes capital loss carryover of $3,037, unrealized depreciation of $14,529, and undistributed net investment income of $203.

7 >  SUBSEQUENT EVENT

     On May 14, 2002, shareholders of the Global Growth Allocation Fund approved the Agreement and Plan of Reorganization recommended by the Board of Directors, providing for the merger of the Global Growth Allocation Fund into the Aggressive Allocation Fund at the close of business May 17, 2002. Under the Agreement and Plan of Reorganization, Class S and Class Y shares of the Global Growth Allocation Fund were exchanged for Class S and Class Y shares, respectively, of the Aggressive Allocation Fund on a tax free basis.


(18     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

BOARD OF DIRECTORS FIRST AMERICAN STRATEGY FUNDS, INC.



          ROBERT DAYTON
          Director of First American Strategy Funds, Inc.
          Retired; former Chief Executive Officer of Okabena Company


          ANDREW DUFF
          Director of First American Strategy Funds, Inc.
          President and Chief Executive Officer of U.S. Bancorp Piper Jaffray


          ROGER GIBSON
          Director of First American Strategy Funds, Inc.
          Vice President of North America-Mountain Region for United Airlines


          ANDREW HUNTER III
          Director of First American Strategy Funds, Inc.
          Chairman of Hunter, Keith Industries, Inc.


          LEONARD KEDROWSKI
          Director of First American Strategy Funds, Inc.
          Owner and President of Executive Management Consulting, Inc.


          JOHN MURPHY JR.
          Director of First American Strategy Funds, Inc.
          Executive Vice President of U.S. Bancorp


          RICHARD RIEDERER
          Director of First American Strategy Funds, Inc.
          Retired; former President and Chief Executive Officer of Weirton Steel


          JOSEPH STRAUSS
          Director of First American Strategy Funds, Inc.
          Former Chairman of First American Strategy Funds, Inc.
          Owner and President of Strauss Management Company


          VIRGINIA STRINGER
          Chairperson of First American Strategy Funds, Inc.
          Owner and President of Strategic Management Resources, Inc.


          JAMES WADE
          Director of First American Strategy Funds, Inc.
          Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402






--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                               Prsrt. Std.
P.O. Box 1330                                                     U.S. Postage
Minneapolis, MN 55440-1330                                            Paid
                                                                    Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2101-02  5/2002  ASSETSAR